ACQUISITIONS AND DISPOSALS (Schedule of Pro forma Results) (Details) - CHS [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Business Acquisition [Line Items]
Net revenues	$ 96,556	¥ 625,479	¥ 643,764
Net income	$ 25,568	¥ 165,626	¥ 25,119